CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2022 (UNAUDITED)

Investment Funds (84.88%)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Co-Investments (12.95%)
Carlyle Beacon Partners, L.P.(a)(b)(c)	Asia/Pacific	9/28/2018	$10,313,031	$16,851,428	1.45%
Carlyle Eagle Coinvestment, L.P.(a)(b)(c)	North America	2/15/2018	4,325,267	34,461,762	2.96%
Carlyle Fourmi Co-Investment, L.P.(a)(b)(c)	Asia/Pacific	6/29/2018	15,626,888	14,417,298	1.24%
Carlyle Interlink Coinvestment, L.P.(a)(b)(c)	North America	10/15/2013	690,440	847,456	0.07%
Carlyle Mars Partners, L.P.(a)(b)(c)	Asia/Pacific	11/11/2016	143,119	283,383	0.02%
Carlyle RDSL Coinvestment, L.P.(a)(b)(c)	South America	9/30/2015	10,703,209	17,757,627	1.52%
Carlyle Sapphire Partners, L.P.(a)(b)(c)	Asia/Pacific	9/30/2015	9,180,000	8,221,807	0.71%
Carlyle Thunder Coinvestment, L.P.(a)(b)(c)	North America	12/28/2017	0	1,056,208	0.09%
Matador Co-Investment SCSp(a)(b)(c)	Europe	9/30/2019	5,284,161	6,079,096	0.52%
Nash Coinvestment, L.P.(a)(b)(c)	Africa	10/10/2017	7,077,422	8,272,989	0.71%
Neptune Coinvestment, L.P.(a)(b)(c)	Europe	6/23/2017	197,844	13,730,766	1.18%
Reciprocal Capital Holdings, LLC(a)(b)(c)	Asia/Pacific	1/30/2018	14,240,022	28,858,376	2.48%
Total Co-Investments			77,781,403	150,838,196

Primary Investments (42.41%)
AlpInvest Atom Fund (Onshore), L.P.(a)(b)(c)	North America	1/8/2022	2,600,000	2,868,173	0.25%
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(b)(c)	North America	11/13/2017	17,245,424	33,213,631	2.85%
Carlyle Asia Partners Growth, L.P.(a)(b)(c)	Asia/Pacific	5/23/2016	10,719,320	6,569,426	0.56%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	5/25/2014	28,793,158	23,521,069	2.02%
Carlyle Asia Partners V, L.P.(a)(b)(c)	Asia/Pacific	10/30/2017	62,548,910	67,938,623	5.83%
Carlyle Europe Partners V, L.P.(a)(b)(c)	Europe	4/23/2018	20,786,978	25,795,994	2.21%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	3/28/2015	12,821,917	14,843,769	1.27%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	11/30/2018	20,580,799	25,284,420	2.17%
Carlyle Europe Technology Partners V, S.C.Sp.(a)(b)(c)	Europe	3/11/2022	0	(1,622,300)	(0.14)%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	6/30/2014	6,132,649	9,427,483	0.81%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(c)	Global	6/30/2017	23,665,044	33,693,414	2.89%
Carlyle International Energy Partners II, S.C.Sp.(a)(b)(c)	Global	11/30/2018	7,435,068	7,954,373	0.68%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	3/12/2014	24,764,787	29,638,211	2.54%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	9/20/2013	7,998,254	9,874,494	0.85%
Carlyle Partners VII, L.P.(a)(b)(c)	North America	11/29/2017	100,842,558	113,055,683	9.71%
Carlyle Partners VIII, L.P.(a)(b)(c)	North America	9/10/2021	14,809,281	13,465,574	1.16%
Carlyle Structured Credit Fund, L.P.(a)(b)(c)	North America	4/17/2017	4,752,579	273,640	0.02%
CVC Credit Partners Global Special Situations Fund II SCSP (a)(b)(c)	Europe	6/6/2019	12,116,277	13,736,989	1.18%
Golub Capital Partners 10, L.P.(a)(b)(c)	North America	10/1/2016	13,125,000	13,386,944	1.15%
Hunter Point Capital Structured Notes Issuer, LLC(a)(b)		12/30/2022	253,002	253,002	0.02%
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	3/31/2016	5,574,621	8,457,860	0.73%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	9/16/2019	2,512,741	4,460,621	0.38%
Riverside Micro-Cap Fund VI, L.P.(a)(b)(c)	North America	8/26/2021	996,293	896,935	0.08%
Spring Bridge Partners, L.P.(a)(b)(c)	North America	9/17/2019	5,539,555	13,235,048	1.14%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(c)	North America	3/18/2022	8,333,794	7,638,006	0.66%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	8/31/2020	6,759,213	6,447,968	0.55%
Warburg Pincus Financial Sector II, L.P.(a)(b)	North America	6/9/2022	7,800,000	9,641,888	0.83%
Total Primary Investments			429,507,222	493,950,938

Secondary Investments (29.52%)
Abraaj Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	12/31/2017	6,615,583	2,795,513	0.24%
Access Holdings (FPG), L.P.(a)(b)(c)	North America	7/22/2021	7,920,349	9,946,025	0.85%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	6/2/2021	1,835,865	2,191,960	0.19%
ASP Helios III, L.P.(a)(b)(c)	Europe	4/29/2022	13,677,974	16,597,433	1.42%
Audax Private Equity Fund, L.P.(a)(b)(c)	North America	9/30/2016	0	26,551	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)(c)	North America	10/23/2020	0	184,263	0.02%

Investment Funds (84.88%) (continued)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments (29.52%) (continued)
Brazil Buyout Coinvestment, L.P.(a)(b)(c)	South America	4/2/2014	$139,383	$27,672	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(c)	North America	4/1/2021	4,179,470	6,645,964	0.57%
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)(c)	Asia/Pacific	4/2/2014	298,585	30,534	0.00	%(d)
Carlyle Asia Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/1/2013	41,239	20,842	0.00	%(d)
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)(c)	Asia/Pacific	4/2/2014	1,061	9,228	0.00	%(d)
Carlyle Asia Partners III, L.P.(a)(b)(c)	Asia/Pacific	12/30/2014	0	323,526	0.03%
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(b)(c)	Asia/Pacific	12/31/2018	0	2,151,792	0.18%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	5/24/2017	1,196,065	863,734	0.07%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	10/31/2017	333,348	272,238	0.02%
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(c)	North America	9/30/2016	0	37,842	0.00	%(d)
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)(c)	Europe	4/2/2014	765,293	108,948	0.01%
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	7/1/2013	833,413	1,576,529	0.14%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)(c)	Europe	4/2/2014	2,377,152	55,347	0.00	%(d)
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)(c)	Europe	4/2/2014	23,009	5,873	0.00	%(d)
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	12/31/2018	0	40,971	0.00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	1/24/2022	9,903,097	8,246,558	0.71%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	1/24/2022	4,236,134	3,793,829	0.33%
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)(c)	Global	4/2/2014	1,625	350	0.00	%(d)
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	12/31/2017	1,429,644	4,260,788	0.37%
Carlyle Global Financial Services Partners, L.P.(a)(b)(c)	Global	6/30/2014	0	319,663	0.03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	8/29/2014	1,418,216	462,857	0.04%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	12/29/2017	6,033,810	6,915,582	0.59%
Carlyle MENA Partners, L.P.(a)(b)(c)	Middle East/North Africa	9/28/2018	45,722	356,679	0.03%
Carlyle Mezzanine Partners II, L.P.(a)(b)(c)	North America	12/30/2015	7,568,929	474,942	0.04%
Carlyle Partners V Coinvestment, L.P.(a)(b)(c)	North America	4/2/2014	570,279	758,934	0.07%
Carlyle Partners V, L.P.(a)(b)(c)	North America	6/28/2013	0	7,951,496	0.68%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)(c)	North America	8/31/2014	201,652	147,713	0.01%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	7/6/2016	0	4,225,375	0.36%
Carlyle Realty Partners V, L.P.(a)(b)(c)	North America	10/11/2017	7,927	7,708	0.00	%(d)
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	4/25/2018	121,970	201,693	0.02%
Carlyle South America Buyout Fund, L.P.(a)(b)(c)	South America	10/31/2017	2,369,550	2,473,380	0.21%
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)(c)	North America	8/16/2013	237,378	145,241	0.01%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	8/16/2013	4,323,504	3,120,397	0.27%
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)(c)	North America	4/2/2014	1,542	123,047	0.01%
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)(b)(c)	North America	3/4/2016	1	28,455	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)(b)(c)	North America	3/15/2019	150	71,536	0.01%
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(b)(c)	North America	3/20/2018	4,963,471	6,256,660	0.54%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	12/31/2018	0	83,249	0.01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)(c)	North America	4/2/2014	264,522	791	0.00	%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	9/30/2014	2,054,152	57,644	0.00	%(d)
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	7/1/2018	0	928,938	0.08%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	10/17/2019	0	44,342	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)(c)	North America	7/1/2018	0	251,837	0.02%
Cerberus International SPV, Ltd. Class B-8(a)(b)(c)	North America	6/13/2016	0	141,771	0.01%
Cerberus International, Ltd. Class A(a)(b)(c)	North America	7/1/2018	0	126,231	0.01%
Euro Wagon II, L.P.(a)(b)(c)	North America	7/1/2016	0	89,416	0.01%
FB HA Holdings, L.P.(a)(b)(c)	North America	8/30/2021	5,051,923	5,003,125	0.43%
Forward Ventures IV, L.P.(a)(b)(c)	North America	3/29/2019	0	2,027,841	0.17%
Garrison Opportunity Fund II A, LLC(a)(b)(c)	North America	10/4/2017	0	196,988	0.02%
Garrison Opportunity Fund, LLC - Series A(a)(b)(c)	North America	10/4/2017	0	6,233	0.00	%(d)

Investment Funds (84.88%) (continued)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments (29.52%) (continued)
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)(c)	North America	7/1/2018	$148,676	$41,303	0.00	%(d)
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)(c)	North America	7/1/2018	619,493	164,238	0.01%
Icon Software Partners, L.P. (Class B)(a)(b)(c)	North America	9/1/2020	23,917	9,089,014	0.78%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	12/30/2015	1,878,312	1,906,974	0.16%
Laverne Buyer Holdings I, LLC(a)(b)(c)	North America	4/10/2018	48,895	2,673,699	0.23%
Laverne Buyer Holdings II, LLC(a)(b)(c)	North America	4/10/2018	16,601	1,040,953	0.09%
Laverne Buyer Holdings III, LLC(a)(b)(c)	North America	4/10/2018	6,031,576	5,462,628	0.47%
Laverne Buyer Holdings V, LLC(a)(b)(c)	North America	4/10/2018	1,350,510	3,144,272	0.27%
LEP Opportunities II L.P(a)(b)		7/6/2022	12,299,384	12,276,126	1.05%
MENA Coinvestment, L.P.(a)(b)(c)	Middle East/North Africa	4/2/2014	262,133	316,751	0.03%
New Enterprise Associates 10, L.P.(a)(b)(c)	North America	4/5/2017	0	128,741	0.01%
New Enterprise Associates 9, L.P.(a)(b)(c)	North America	9/30/2016	0	19,292	0.00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	12/29/2014	20,452,401	17,038,909	1.46%
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)(c)	North America	10/17/2019	97,255	187,824	0.02%
OCM Opportunities Fund VII, L.P.(a)(b)(c)	North America	10/17/2019	8,734	17,153	0.00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(c)	North America	10/17/2019	289	7,737	0.00	%(d)
OCM Opportunities Fund VIIb, L.P.(a)(b)(c)	North America	10/17/2019	0	711	0.00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	6/22/2018	5,620,696	33,581,176	2.88%
Pegasus WSJLL Fund, L.P.	North America	12/15/2021	12,841,594	13,926,557	1.20%
Presidio Investors Elv Continuation Fund, L.P.(a)(b)		12/16/2022	10,000,000	9,872,659	0.85%
Revelstoke Single Asset Fund I, L.P.(a)(b)(c)	North America	8/26/2019	13,935,275	30,458,352	2.61%
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	5/1/2019	103,340	12,406,100	1.07%
Riverstone Global Energy and Power Fund V, L.P.(a)(b)(c)	North America	9/30/2014	17,251,365	8,502,123	0.73%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)	North America	9/30/2014	5,163,931	64,015	0.01%
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)(c)	North America	11/12/2014	731,586	27,411	0.00	%(d)
SCP Private Equity Fund I, L.P.(a)(b)(c)	North America	8/30/2018	139,638	171,294	0.01%
SCP Real Assets Fund I, L.P.(a)(b)(c)	North America	8/30/2018	31,882	32,050	0.00	%(d)
Sevin Rosen Fund VIII, L.P.(a)(b)(c)	North America	9/30/2016	0	7,826	0.00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A,
L.P.(a)(b)(c)	North America	12/31/2016	1,832,025	3,513,520	0.30%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)(c)	North America	12/31/2016	122,510	229,695	0.02%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)(c)	North America	12/31/2016	1,917,818	14,871,255	1.28%
Strategic Value Special Situations Fund, L.P.(a)(b)(c)	North America	12/31/2016	168,691	1,246,618	0.11%
Styx International, Ltd. Series 1(a)(b)(c)	North America	7/1/2018	163,573	314,987	0.03%
Styx International, Ltd. Series 4(a)(b)(c)	North America	7/1/2018	77,126	148,518	0.01%
Styx International, Ltd. Series 5(a)(b)(c)	North America	7/1/2018	35,720	68,785	0.01%
TPG AAF Partners N-A, L.P.(a)(b)(c)	North America	6/22/2021	4,923,539	7,485,943	0.64%
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	8/7/2019	10,409,062	14,666,738	1.26%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	9/28/2018	1,841,385	2,568,403	0.22%
Warburg Pincus XI (Asia), L.P.(a)(b)(c)	Asia/Pacific	9/29/2017	25,287,264	19,107,442	1.64%
Warrior Buyer Holdings, LLC(a)(b)(c)	North America	10/2/2018	18,489,068	13,466,474	1.16%
WLR Recovery IV, L.P.(a)(b)(c)	North America	7/1/2016	0	378,706	0.03%
Total Secondary Investments			265,368,251	343,847,046
Total Investment Funds			$772,656,876	$988,636,180

Direct Investments (0.04%)	Geographic Region	Acquisition Date	Shares/Par Value	Cost	Fair Value	Percentage of Net Assets
Interlink Maritime Corp.(a)(c)(e)	North America	6/13/2014	85,895	$1,394,209	$504,787	0.04%
Total Direct Investments				$1,394,209	$504,787

Government Bond (6.37%)	Principal Amount	Cost	Fair Value
United States Treasury Bill 3.96%, 01/26/23	25,000,000	24,762,094	24,938,025
United States Treasury Bill 4.62%, 04/27/23	50,000,000	49,304,000	49,295,450
Total Government Bond		$74,066,094	$74,233,475

Short-Term Investments (9.49%)	Cost	Fair Value
Money Market Funds (9.49%)
Fidelity Treasury Only Money Market Fund, 3.69%(f)	14,494,503	14,494,503
Fidelity Treasury Portfolio, 4.13%(f)	61,864,952	61,864,952
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 4.13%(f)	14,383,935	14,383,935
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 4.03%(f)	14,503,267	14,503,267
Morgan Stanley Institutional Liquidity Fund, Class I, 4.30%(f)	5,254,612	5,254,612
Total Money Market Funds	110,501,269	110,501,269
Total Short-Term Investments	$110,501,269	$110,501,269

Total Investments (100.78%)	$958,618,448	$1,173,875,711
Liabilities in Excess of Other Assets (-0.78%)		(9,100,282)
Net Assets (100.00%)		$1,164,775,429

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $989,140,967, which represents 84.92% of net assets as of December 31, 2022.
(b)	The Fund held unfunded commitments in the investment as of December 31, 2022.
(c)	Non-income producing security.
(d)	Rounds to less than 0.005%
(e)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.04% of net assets. The total value of these securities is $504,787.
(f)	The rate shown is the annualized 7-day yield as of December 31, 2022.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2022	Fund Delivering	U.S. $ Value at December 31, 2022	Unrealized Appreciation/ (Depreciation)
FXC	03/15/23	USD	12,907,985	BRL	13,083,280	$(175,295)
						$(175,295)

Investments as of December 31, 2022

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	12.95%
Primary Investments	42.41%
Secondary Investments	29.52%
Total Investment Funds	84.88%
Government Bond	6.37%
Direct Investments	0.04%
Short-Term Investments
Money Market Fund	9.49%
Total Investments	100.78%
Liabilities in excess of other assets	(0.78%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

Notes to Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

CPG Carlyle Commitments Master Fund (the “Master Fund”) is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests of the Master Fund.

The following is a summary of significant accounting policies followed by the Master Fund and the Feeder Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in orderly timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of December 31, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments	$–	$–	$504,787	$504,787
Government Bond		74,233,475		74,233,475
Short-Term Investments	110,501,269	–	–	110,501,269
TOTAL	$110,501,269	$74,233,475	$504,787	$185,239,531
Other Financial Instruments
Forward Foreign Currency Contracts*	$–	$(175,295)	$–	$(175,295)
TOTAL	$–	$(175,295)	$–	$(175,295)

*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the investment.

The Master Fund held Investment Funds with a fair value of $988,636,180, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of December 31, 2022, as investments in Investment Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.